Segment reporting	12 Months Ended
Dec. 31, 2016
Segment reporting
Segment reporting

28. Segment Reporting

The reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technological advancements and marketing approaches. Details of the reportable segments are included in Note 1. The performance of the reportable segments are assessed based on three measurements: (a) losses or earnings of subsidiaries before interest income, interest expenses, income tax expenses and equity in earnings of equity investees, net of tax (“Adjusted (LBIT)/EBIT”),  (b) equity in earnings of equity investees, net of tax and (c) operating profit/(loss).

The segment information for continuing operations is as follows:

	Year Ended December 31, 2016
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Unallocated	Total
	(in US$’000)
Revenue from external customers	35,228	149,861	6,984	24,007	—	216,080
Adjusted (LBIT)/EBIT	(36,657)	2,377	(493)	1,852	(13,306)	(46,227)
Interest income	52	31	34	1	384	502
Equity in earnings of equity investees, net of tax	(4,232)	60,288	10,188	—	—	66,244
Operating (loss)/profit	(40,837)	62,696	9,729	1,853	(12,922)	20,519
Interest expenses	—	—	—	79	1,552	1,631
Additions to non-current assets (other than financial instrument and deferred tax assets)	4,138	67	20	51	51	4,327
Depreciation/amortization	2,176	102	3	19	41	2,341
Income tax expense	—	777	(497)	289	3,762	4,331

	December 31, 2016
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Unallocated	Total
	(in US$’000)
Total assets	53,774	134,681	67,161	10,701	76,120	342,437
Property, plant and equipment	9,686	145	34	40	49	9,954
Leasehold land	1,220	—	—	—	—	1,220
Goodwill	—	2,730	407	—	—	3,137
Other intangible asset	—	469	—	—	—	469
Investments in equity investees	17,031	77,939	63,536	—	—	158,506

	Year Ended December 31, 2015
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Unallocated	Total
	(in US$’000)
Revenue from external customers	52,016	105,478	3,028	17,681	—	178,203
Adjusted (LBIT)/EBIT	(119)	676	(169)	1,211	(11,186)	(9,587)
Interest income	79	114	29	1	228	451
Equity in earnings of equity investees, net of tax	(3,770)	15,653	10,689	—	—	22,572
Operating (loss)/profit	(3,810)	16,443	10,549	1,212	(10,958)	13,436
Interest expenses	—	—	—	85	1,319	1,404
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,218	88	5	4	9	3,324
Depreciation/amortization	1,864	94	11	5	41	2,015
Income tax expense	—	239	—	148	1,218	1,605

	December 31, 2015
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Unallocated	Total
	(in US$’000)
Total assets	49,545	97,572	66,552	8,651	7,279	229,599
Property, plant and equipment	8,312	122	27	7	39	8,507
Leasehold land	1,343	—	—	—	—	1,343
Goodwill	—	2,925	407	—	—	3,332
Other intangible asset	—	571	—	—	—	571
Investments in equity investees	9,285	49,709	60,762	—	—	119,756

	Year Ended December 31, 2014
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Unallocated	Total
	(in US$’000)
Revenue from external customers	20,344	50,202	3,847	12,936	—	87,329
Adjusted (LBIT)/EBIT	(13,817)	48	771	999	(7,001)	(19,000)
Interest income	33	68	12	3	443	559
Equity in earnings of equity investees, net of tax	(8,409)	13,201	10,388	—	—	15,180
Operating (loss)/profit	(22,193)	13,317	11,171	1,002	(6,558)	(3,261)
Interest expenses	—	10	77	19	1,410	1,516
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,671	915	24	2	6	4,618
Depreciation/amortization	1,145	65	6	7	42	1,265
Income tax expense	—	51	—	131	1,161	1,343

The group had discontinued part of its Consumer Health business under the Commercial Platform in the PRC for the year ended December 31, 2014. Details of the discontinued operation and segment information are included in Note 5.

Revenue from external customers is after elimination of inter‑segment sales. The amount eliminated attributable to sales within Consumer Health business from Hong Kong to the PRC of US$1,306,000,  US$2,874,000 and US$105,000 for the years ended December 31, 2016,  2015 and 2014 respectively. Sales between segments are carried out at mutually agreed terms.

There was no customer who accounted for over 10% of the Group’s revenue for the year ended December 31, 2016. There was one customer under the Innovation Platform who accounted for 23% and 13% of the Group’s revenue for the years ended December 31, 2015 and 2014 respectively.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share‑based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of adjusted (LBIT)/EBIT to net income/(loss) from continuing operations is provided as follows:

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Adjusted LBIT	(46,227)	(9,587)	(19,000)
Interest income	502	451	559
Equity in earnings of equity investees, net of tax	66,244	22,572	15,180
Interest expenses	(1,631)	(1,404)	(1,516)
Income taxes	(4,331)	(1,605)	(1,343)
Net income/(loss) from continuing operations	14,557	10,427	(6,120)